ACQUIRED INTANGIBLE ASSETS, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount			$ 27,099,170
Accumulated amortization			(6,106,033)
Impairment			(20,993,137)
Net carrying amount	$ 0	$ 0	0
Amortization expenses	$ 0	$ 0	1,558,987
Trademark
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount			24,901,940
Accumulated amortization			(4,876,630)
Impairment			(20,025,310)
Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount			2,197,230
Accumulated amortization			(1,229,403)
Impairment			$ (967,827)